Segment reporting (Tables)	12 Months Ended
Mar. 31, 2021
Disclosure of operating segments [line items]
Analysis of revenues within the Global Generics segment [Table Text Block]
Analysis of revenues within the Global Generics segment:

An analysis of revenues by therapeutic areas in the Company’s Global Generics segment is given below:

	For the Year Ended March 31,
	2021		2020		2019
Nervous System	Rs.	29,040	Rs.	26,825	Rs.	19,726
Gastrointestinal		21,132		19,394		19,250
Oncology		16,842		18,245		18,357
Cardiovascular		15,460		14,729		15,106
Pain Management		15,531		13,808		13,806
Anti-Infective		12,906		9,402		7,073
Respiratory		11,089		10,433		8,130
Others		32,404		25,287		21,455
Tota l	Rs.	154,404	Rs.	138,123	Rs.	122,903

Analysis of revenues within the PSAI segment [Table Text Block]
Analysis of revenues within the PSAI segment:

An analysis of revenues by therapeutic areas in the Company’s PSAI segment is given below:

	For the Year Ended March 31,
	2021		2020		2019
Cardiovascular	Rs.	9,834	Rs.	8,567	Rs.	7,019
Pain Management		4,657		5,073		3,364
Anti-Infective		4,126		2,264		1,247
Nervous System		2,704		2,797		2,741
Oncology		2,385		1,798		2,212
Dermatology		768		1,370		1,622
Others		7,508		3,878		5,935
Tota l	Rs.	31,982	Rs.	25,747	Rs.	24,140

Analysis of revenues by geography [Table Text block]
Analysis of revenues by geography:

The following table shows the distribution of the Company’s revenues by country, based on the location of the customers:

	For the Year Ended March 31,
Country	2021		2020		2019
India	Rs.	36,252	Rs.	32,089	Rs.	28,804
United States		76,702		76,028		69,299
Russia		15,816		16,900		15,299
Others (1)		60,952		49,583		40,449
	Rs.	189,722	Rs.	174,600	Rs.	153,851

(1)	Others include Germany, the United Kingdom, Ukraine, China, Canada and other countries across the world.

Reportable segments [member]
Disclosure of operating segments [line items]
Disclosure of operating segments [Table Text Block]
The measurement of each segment’s revenues, expenses and assets is consistent with the accounting policies that are used in preparation of the Company’s consolidated financial statements.

Segment information:	For the Year Ended March 31,
Reportable segments	Global Generics						PSAI						Proprietary Products
	2021		2020		2019		2021		2020		2019		2021		2020		2019
Revenues (1)	Rs.	154,404	Rs.	138,123	Rs.	122,903	Rs.	31,982	Rs.	25,747	Rs.	24,140	Rs.	523	Rs.	7,949	Rs.	4,750
Gross profit	Rs.	91,111	Rs.	78,449	Rs.	71,924	Rs.	9,426	Rs.	6,190	Rs.	6,128	Rs.	482	Rs.	7,744	Rs.	4,182
Selling, general and administrative expenses
Research and development expenses
Impairment of non-current assets
Other income, net
Results from operating activities
Finance income, net
Share of profit of equity accounted investees, net of tax
Profit before tax
Tax expense/(benefit), net
Profit for the year

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[Continued from above table, first column repeated]

Segment information:	For the Year Ended March 31,
Reportable segments	Others						Total
	2021		2020		2019		2021		2020		2019
Revenues (1)	Rs.	2,813	Rs.	2,781	Rs.	2,058	Rs.	189,722	Rs.	174,600	Rs.	153,851
Gross profit	Rs.	2,058	Rs.	1,626	Rs.	1,196	Rs.	103,077	Rs.	94,009	Rs.	83,430
Selling, general and administrative expenses								54,650		50,129		48,680
Research and development expenses								16,541		15,410		15,607
Impairment of non-current assets								8,588		16,767		210
Other income, net								(982)		(4,290)		(1,955)
Results from operating activities							Rs.	24,280	Rs.	15,993	Rs.	20,888
Finance income, net								1,653		1,478		1,117
Share of profit of equity accounted investees, net of tax								480		561		438
Profit before tax							Rs.	26,413	Rs.	18,032	Rs.	22,443
Tax expense/(benefit), net								9,175		(1,466)		3,648
Profit for the yea r							Rs.	17,238	Rs.	19,498	Rs.	18,795

(1)	Revenues for the year ended March 31, 2021 do not include inter-segment revenues from the PSAI segment to the Global Generics segment, which amount to Rs.6,905 (as compared to Rs.5,910 and Rs.5,785 for the years ended March 31, 2020 and 2019, respectively).

Analysis of revenues within the Global Generics segment [Table Text Block]
Analysis of revenues within the Global Generics segment:

An analysis of revenues by therapeutic areas in the Company’s Global Generics segment is given below:

	For the Year Ended March 31,
	2021		2020		2019
Nervous System	Rs.	29,040	Rs.	26,825	Rs.	19,726
Gastrointestinal		21,132		19,394		19,250
Oncology		16,842		18,245		18,357
Cardiovascular		15,460		14,729		15,106
Pain Management		15,531		13,808		13,806
Anti-Infective		12,906		9,402		7,073
Respiratory		11,089		10,433		8,130
Others		32,404		25,287		21,455
Tota l	Rs.	154,404	Rs.	138,123	Rs.	122,903

Analysis of revenues within the PSAI segment [Table Text Block]
Analysis of revenues within the PSAI segment:

An analysis of revenues by therapeutic areas in the Company’s PSAI segment is given below:

	For the Year Ended March 31,
	2021		2020		2019
Cardiovascular	Rs.	9,834	Rs.	8,567	Rs.	7,019
Pain Management		4,657		5,073		3,364
Anti-Infective		4,126		2,264		1,247
Nervous System		2,704		2,797		2,741
Oncology		2,385		1,798		2,212
Dermatology		768		1,370		1,622
Others		7,508		3,878		5,935
Total	Rs.	31,982	Rs.	25,747	Rs.	24,140

Analysis of revenues by geography [Table Text block]
Analysis of revenues by geography:

The following table shows the distribution of the Company’s revenues by country, based on the location of the customers:

	For the Year Ended March 31,
Country	2021		2020		2019
India	Rs.	36,252	Rs.	32,089	Rs.	28,804
United States		76,702		76,028		69,299
Russia		15,816		16,900		15,299
Others (1)		60,952		49,583		40,449
	Rs.	189,722	Rs.	174,600	Rs.	153,851

(1)	Others include Germany, the United Kingdom, Ukraine, China, Canada and other countries across the world.

Disclosure of analysis of Company's non-current assets (other than financial instruments and deferred tax assets)[Table Text Block]
The following table shows the distribution of the Company’s non-current assets (other than financial instruments and deferred tax assets) by country, based on the location of assets:

	As of March 31,
Country	2021		2020
India	Rs.	75,284	Rs.	55,083
Switzerland		11,661		18,204
United States		7,627		7,065
Germany		1,087		1,435
Others		5,109		5,010
	Rs.	100,768	Rs.	86,797

Disclosure of analysis of distribution of the Company's property, plant and equipment including capital work in progress and intangible assets acquired during the year (other than goodwill arising on business combination) [Table Text Block]
The following table shows the distribution of the Company’s property, plant and equipment including capital work in progress and intangible assets acquired during the year (other than goodwill arising on business combination) by country, based on the location of assets:

	For the Year Ended March 31,
Country	2021		2020
India	Rs.	27,882	Rs.	5,519
Switzerland		3,760		1,025
United States		2,158		241
Others		1,031		688
	Rs.	34,831	Rs.	7,473

Disclosure of Analysis of depreciation and amortization, included in cost of revenues [Table Text Block]
Analysis of depreciation and amortization, included in cost of revenues, by reportable segments:

	For the Year Ended March 31,
	2021		2020		2019
Global Generics	Rs.	3,435	Rs.	3,666	Rs.	3,791
PSAI		2,578		2,804		2,906
Proprietary Products		-		-		-
Others		48		71		71
	Rs.	6,061	Rs.	6,541	Rs.	6,768